Related party disclosures - Options and share rights holdings (Details)	Sep. 30, 2021 EquityInstruments	Sep. 30, 2020 Options
Related party disclosures
Number of options outstanding | Options		0
Managing Director & Chief Executive Officer | Peter King
Related party disclosures
Number of Share Rights	460,630
Group Executive | Scott Collary
Related party disclosures
Number of Share Rights	120,614
Group Executive | Chris De Bruin
Related party disclosures
Number of Share Rights	100,676
Group Executive | Carolyn McCann
Related party disclosures
Number of Share Rights	174,136
Group Executive | Anthony Miller
Related party disclosures
Number of Share Rights	120,492
Group Executive | Christine Parker
Related party disclosures
Number of Share Rights	280,816
Group Executive | Simon Power
Related party disclosures
Number of Share Rights	38,122
Group Executive | Michael Rowland
Related party disclosures
Number of Share Rights	99,415
Group Executive | David Stephen
Related party disclosures
Number of Share Rights	514,052
Group Executive | Les Vance
Related party disclosures
Number of Share Rights	98,441
Group Executive | Jason Yetton
Related party disclosures
Number of Share Rights	180,201
Former Group Executive | Richard Burton
Related party disclosures
Number of Share Rights	0
Former Group Executive | Guil Lima
Related party disclosures
Number of Share Rights	179,017
Former Group Executive | David McLean
Related party disclosures
Number of Share Rights	422,413
Former Group Executive | Gary Thursby
Related party disclosures
Number of Share Rights	191,760
Former Group Executive | Alastair Welsh
Related party disclosures
Number of Share Rights	0
Former Group Executive | Curt Zuber
Related party disclosures
Number of Share Rights	0